                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding, LLC
                 -------------------------------
   Address:      71 South Wacker Drive
                 -------------------------------
                 Suite 3400
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph T. Sommer
         --------------------------------------
Title:   Chief Compliance Officer
         --------------------------------------
Phone:   312-377-8254
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Joseph T. Sommer               Chicago, Illinois   November 9, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 87

Form 13F Information Table Value Total: $2,483,381

List of Other Included Managers:

None


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FORM 13F
30-Sep-07

                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
AMB Property Corp               COM             00163T109     69477  1161633   SH          Sole              233213           928420
Alexandria Real Estate Equitie  COM             015271109     58238   605009   SH          Sole              102957           502052
American Financial Realty Trus  COM             02607P305       799    99200   SH          Sole                                99200
American Tower Corp             COM             029912201     69166  1588564   SH          Sole              380248          1208316
Apartment Investment & Managem  COM             03748R101     79776  1767691   SH          Sole              432851          1334840
AvalonBay Communities Inc       COM             053484101     75865   642601   SH          Sole               96841           545760
Boston Properties Inc           COM             101121101     84285   811214   SH          Sole              147380           663834
Brookfield Properties Corp      COM             112900105     44719  1795926   SH          Sole              319247          1476679
Camden Property Trust           COM             133131102     47306   736284   SH          Sole              126700           609584
Cogdell Spencer Inc             COM             19238U107      6558   354500   SH          Sole              297000            57500
Cohen & Steers Inc              COM             19247A100      1274    34394   SH          Sole               28694             5700
Corporate Office Properties Tr  COM             22002T108     18132   435552   SH          Sole                 173           435379
DCT Industrial Trust Inc        COM             233153105     34216  3268009   SH          Sole              709400          2558609
Digital Realty Trust Inc        COM             253868103     86383  2193020   SH          Sole              430866          1762154
Entertainment Properties Trust  COM             29380T105     23686   466266   SH          Sole              266400           199866
Essex Property Trust Inc        COM             297178105     79928   679835   SH          Sole              113758           566077
Federal Realty Invs Trust       COM             313747206     37191   419761   SH          Sole                 161           419600
FelCor Lodging Trust Inc        COM             31430F101     22170  1112409   SH          Sole              188724           923685
Forest City Enterprises Inc     COM             345550107     37156   673604   SH          Sole              121704           551900
Healthcare Realty Trust Inc     COM             421946104     26469   992847   SH          Sole              122246           870601
Home Properties Inc             COM             437306103     38985   747127   SH          Sole              126270           620857
Hongkong Land Holdings Ltd      COM             BMG4587L1      9962  2204000   SH          Sole             2078500           125500
KKR Financial Holdings LLC      COM             48248A306      6851   406600   SH          Sole              340000            66600
Liberty Property Trust          COM             531172104     78887  1961881   SH          Sole              647652          1314229
MCG Capital Corp                COM             58047P107      4317   300000   SH          Sole              250300            49700
MI Developments Inc             COM             55304X104     12496   377400   SH          Sole              354700            22700
Macerich Co/The                 COM             554382101     55468   633337   SH          Sole              121037           512300

                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
Mack-Cali Realty Corp           COM             554489104     37721   917789   SH          Sole              566889           350900
Maguire Properties Inc          COM             559775101      1421    55000   SH          Sole                                55000
Meruelo Maddux Properties Inc   COM             590473104      2438   412597   SH          Sole              405397             7200
Nationwide Health Properties I  COM             638620104     61622  2045200   SH          Sole              398366          1646834
Omega Healthcare Investors Inc  COM             681936100      7517   484005   SH          Sole              313967           170038
PS Business Parks Inc           COM             69360J107     14536   255682   SH          Sole              118800           136882
Potlatch Corp                   COM             737630103      6840   151900   SH          Sole              122600            29300
Prologis                        COM             743410102    124237  1872442   SH          Sole              361325          1511117
Public Storage                  COM             74460D109    138706  1763589   SH          Sole              428450          1335139
Rayonier Inc                    COM             754907103      2042    42500   SH          Sole                                42500
Regency Centers Corp            COM             758849103     48175   627687   SH          Sole              140927           486760
SBA Communications Corp         COM             78388J106     10891   308700   SH          Sole              258100            50600
SL Green Realty Corp            COM             78440X101    146898  1258010   SH          Sole              395760           862250
Simon Property Group Inc        COM             828806109    188564  1885643   SH          Sole              377078          1508565
Sunrise Senior Living Inc       COM             86768K106     10417   294520   SH          Sole              221920            72600
Thornburg Mortgage Inc          COM             885218107      3910   304248   SH          Sole              253848            50400
U-Store-It Trust                COM             91274F104     10961   830400   SH          Sole              586400           244000
Ventas Inc                      COM             92276F100     57050  1378009   SH          Sole              234234          1143775
Vornado Realty Trust            COM             929042109    151133  1382100   SH          Sole              331887          1050213
Weingarten Realty Investors     COM             948741103     47212  1138728   SH          Sole              244328           894400
Douglas Emmett Inc - Restricte                  25960P109      8597   347634   SH          Sole              347634
BPO Properties Ltd              COM             CA05565B1      9386   138500   SH          Sole              127900            10600
Boardwalk Real Estate Investme  COM             CA0966311     85460  1797487   SH          Sole              502487          1295000
Goodman Group                   COM             AU000000G        66    10762   SH          Sole              10762
Macquarie Infrastructure Group  COM             AU000000M      3844  1390900   SH          Sole              1390900
Trinity Group                   COM             AU000000T        28    11251   SH          Sole              11251
Valad Property Group            COM             AU000000V        36    20393   SH          Sole              20393
Eurocastle Investment Ltd       COM             GB00B01C5      7635   220985   SH          Sole              194885            26100
Franconofurt AG                 COM             DE0006372       957    68000   SH          Sole              56630             11370
Fraport AG Frankfurt Airport S  COM             DE0005773      6705    97100   SH          Sole              81900             15200
IVG Immobilien AG               COM             DE0006205      3733   100315   SH          Sole              100315
ProLogis European Properties    COM             LU0100194      4831   286412   SH          Sole              243712            42700
Vivacon AG                      COM             DE0006048     16223   624452   SH          Sole              536652            87800
C C Land Holdings Ltd           COM             BMG1985B1        24    17000   SH          Sole              17000
Greentown China Holdings Ltd    COM             KYG4100M1      4661  1997800   SH          Sole              1669100          328700
Kowloon Development Co Ltd      COM             HK0034000      2312   905000   SH          Sole              769900           135100
New World Development Ltd       COM             HK0017000     20067  7248900   SH          Sole              5344300         1904600

                                                                                                  VOTING AUTHORITY
                                                                                                  ----------------
                                                             VALUE   SHARES/  SH/  PUT/  INVSTMT    OTHER
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED    NONE
------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  -------
Pacific Century Premium Develo  COM             BMG6844T1     1019   3257000   SH          Sole              2844300          412700
Polytec Asset Holdings Ltd      COM             KYG716591     1375   4015000   SH          Sole              3685400          329600
SPG Land Holdings Ltd           COM             KYG8350R1     1916   2389000   SH          Sole              2374600           14400
Shui On Land Ltd                COM             KYG811511     9087   7460000   SH          Sole              6846800          613200
Sun Hung Kai Properties Ltd     COM             HK0016000     5344    316800   SH          Sole              270900            45900
Wharf Holdings Ltd              COM             HK0004000     9404   1912000   SH          Sole              1615300          296700
Wheelock Properties Ltd         COM             HK0049009     2009   1810000   SH          Sole              1525000          285000
Mitsui Fudosan Co Ltd           COM             JP3893200     3346    120400   SH          Sole              17400            103000
Allco Commercial Real Estate I  COM             SG1T07929     7037   9853400   SH          Sole              8339700         1513700
Ascendas India Trust            COM             SG1V35936       14     14000   SH          Sole              14000
Ascott Group Ltd/The            COM             SG1R04002     5670   5163000   SH          Sole              4419000          744000
CapitaCommercial Trust          COM             SG1P32918     3058   1598100   SH          Sole              1450200          147900
CapitaLand Ltd                  COM             SG1J27887     5727   1043100   SH          Sole              455600           587500
Fraser and Neave Ltd            COM             SG1T58930     11309  2945100   SH          Sole              2503200          441900
Keppel Land Ltd                 COM             SG1R31002     11221  2006700   SH          Sole              1357000          649700
MCL Land Ltd                    COM             SG1S45002     628     353000   SH          Sole              353000
Macquarie International Infras  COM             BMG5759W1     11693 15778000   SH          Sole              13831000        1947000
Singapore Land Ltd              COM             SG1S69002     662      96300   SH          Sole              83300             13000
Wing Tai Holdings Ltd           COM             SG1K66001     4400   1692000   SH          Sole              1692000
Brixton PLC                     COM             GB0001430     10995  1487477   SH          Sole              1305077          182400
Segro PLC                       COM             GB00B1YFN     12903  1265923   SH          Sole              891415           374508
Shaftesbury Plc                 COM             GB0007990     2043    202026   SH          Sole              172626            29400
Unitech Corporate Parks PLC     COM             IM00B1HWL     5905   2823200   SH          Sole              2823200



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